Commitments and Contingent Liabilities (Asset Retirement Obligations) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Asset retirement obligation liabilities		$ 43	$ 42	$ 42	$ 43
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		43	42
Accretion expense		1	2
Additional liabilities incurred		0	1
Changes in estimated cash flows		0	0
Settlements/payments		(2)	(2)
Ending balance		$ 42	$ 43
Current portion				1	0
Non-current portion	[1]			$ 41	$ 43

[1]	See Note 19 for further details on environmental remediation, asset retirement obligations and accrued litigation.